Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	11. Cash and Cash Equivalents

	As of December 31,
(in thousands of $)	2024	2023	2022
Money market funds	$1,394,409	$1,678,100	$669,147
Term accounts	100,000	350,000	54,116
Cash and bank balances	5,527	20,744	77,477
Total cash and cash equivalents	$1,499,936	$2,048,844	$800,740
Cash and cash equivalents comprise of cash and bank balances, term accounts with an original maturity not exceeding three months and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value.
Cash positions are invested with preferred financial partners, which are considered to be high quality financial institutions with sound credit ratings to reduce credit risk.
On December 31, 2024, the cash and cash equivalents included $653 million (€628 million) held in EUR, and $2 million
(¥257 million) held in JPY which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR and USD/JPY exchange rates as the Company’s functional currency is
USD.
Please also refer to “Note 25 — Financial Risk Management” for more information on the financial risk management.